UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07626)

Exact name of registrant as specified in charter:	Putnam Municipal Opportunities Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2015

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Municipal Opportunities Trust

The fund's portfolio
7/31/14 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PO — Principal Only
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (141.0%)(a)
	Rating(RAT)		Principal amount	Value

Alabama (0.6%)

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6 1/2s, 10/1/53	BBB-		$2,000,000	$2,260,919

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.8s, 5/1/34	Baa2		750,000	836,873

				3,097,792
Arizona (3.0%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7 5/8s, 12/1/29(F)	D/P		3,025,000	9,042

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa1		1,500,000	1,583,550

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-		2,125,000	2,228,105

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1		2,400,000	2,708,135

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5s, 7/1/40	A1		1,000,000	1,055,330

Phoenix, Civic Impt. Corp. Waste Wtr. Syst. Rev. Bonds, 5s, 7/1/29	AA+		500,000	587,005

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa1		800,000	810,624
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB		1,550,000	1,540,964

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A		500,000	548,425

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A-		1,350,000	1,592,163

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	BBB+		1,000,000	1,162,480

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5s, 8/1/32	A-		2,065,000	2,247,856

				16,073,679
California (29.4%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5s, 7/1/32	BBB+/F		550,000	579,321

ABC Unified School Dist. G.O. Bonds, Ser. B, FGIC, zero %, 8/1/20	Aa3		1,500,000	1,307,234

Alameda, Corridor Trans. Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 10/1/29	AA		1,250,000	1,414,575

Bay Area Toll Auth. of CA Rev. Bonds
(San Francisco Bay Area), Ser. F-1, 5s, 4/1/39 (Prerefunded 4/1/18)	AA		2,500,000	2,883,375
(Toll Bridge), Ser. S-4, 5s, 4/1/33	A1		1,200,000	1,340,004

Burbank, Unified School Dist. G.O. Bonds (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-		1,000,000	738,560

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 5s, 3/1/42	Baa1		2,000,000	2,067,160
(U. of the Pacific), 5s, 11/1/21	A2		1,500,000	1,578,645
(Loyola-Marymount U.), NATL, zero %, 10/1/21	A2		1,300,000	1,069,223

CA Hsg. Fin. Agcy. Rev. Bonds (Home Mtge.)
Ser. E, 4.8s, 8/1/37	A-		5,000,000	5,003,450
Ser. K, 4 5/8s, 8/1/26	A-		2,500,000	2,537,900

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa1		1,800,000	1,835,262

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5s, 10/1/42	Baa1		500,000	525,845

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	A-		850,000	890,936

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	A-		1,000,000	1,059,970

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3		12,000,000	14,663,760
5 1/2s, 3/1/40	Aa3		7,450,000	8,439,882
5s, 4/1/42	Aa3		4,000,000	4,352,080
5s, 10/1/29	Aa3		3,000,000	3,405,630

CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds (Caritas Affordable Hsg., Inc.), 5 1/4s, 8/15/39	BBB		400,000	425,988

CA State Poll. Control Fin. Auth. Rev. Bonds
(San Jose Wtr. Co.), 5.1s, 6/1/40	A		3,500,000	3,649,975
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3		2,500,000	2,662,125

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A1		1,000,000	1,192,080
Ser. A-1, 6s, 3/1/35	A1		1,600,000	1,872,320
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A1		1,575,000	1,717,758
(Capital Projects), Ser. A, 5s, 4/1/29	A1		2,000,000	2,245,540

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+		2,575,000	2,581,566

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2		2,000,000	2,148,980
(Sutter Hlth.), Ser. A, 5s, 11/15/43	Aa3		2,485,000	2,546,106

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02, 5.05s, 9/2/35	BB+/P		770,000	770,747

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas), Ser. B, 5s, 12/1/27	Aa2		1,915,000	2,019,310

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa		2,250,000	2,469,330

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A
6s, 1/15/53	BBB-		1,500,000	1,708,680
zero %, 1/1/28 (Escrowed to maturity)	Aaa		10,000,000	6,691,000

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-2, 5.3s, 6/1/37	B3		1,000,000	793,220
Ser. A-1, 5s, 6/1/33	B3		100,000	80,045
(Enhanced Asset), Ser. A, 5s, 6/1/30	A1		500,000	550,100
(Enhanced Asset), Ser. A, 5s, 6/1/29	A1		1,400,000	1,548,064

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. D, 5s, 5/15/40	AA		3,500,000	3,825,885
5s, 5/15/30	AA		1,000,000	1,115,670

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4 1/2s, 1/1/27	A		600,000	636,816

M-S-R Energy Auth. Rev. Bonds, Ser. B, 6 1/2s, 11/1/39	A-		3,000,000	3,948,690

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA		6,000,000	6,744,300

North Natomas, Cmnty. Fac. Special Tax Bonds (Dist. No. 4), Ser. E, 5s, 9/1/30	BBB+		1,250,000	1,347,250

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2012), 6 5/8s, 8/1/38	BBB/P		500,000	594,765

Orange Cnty., Trans. Auth Toll Road Rev. Bonds (91 Express Lanes), 5s, 8/15/30	A1		635,000	711,308

Port of Oakland, Rev. Bonds (Sr. Lien), Ser. P, 5s, 5/1/26	A+		4,000,000	4,484,080

Redwood City, Elementary School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/21	AA-		1,990,000	1,619,462

Sacramento Cnty., Arpt. Syst. Rev. Bonds, 5s, 7/1/40	A		1,350,000	1,429,799

Sacramento, Special Tax Bonds (North Natomas Cmnty. Fac.), Ser. 97-01, 5s, 9/1/20	BBB-/P		1,195,000	1,195,562

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.), Ser. 97-01
5s, 9/1/29	BBB-/P		1,180,000	1,180,153
5s, 9/1/18	BBB-/P		1,030,000	1,030,618

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox)
5s, 3/1/42	A2		2,110,000	2,234,363
5s, 3/1/20	A2		500,000	585,040

San Bernardino Cnty., COP (Med. Ctr. Fin.), Ser. A, NATL, 6 1/2s, 8/1/17	AA-		3,130,000	3,252,227

San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5s, 7/1/40	A2		3,750,000	4,012,538

San Diego, Unified School Dist. G.O. Bonds (Election of 2008), Ser. C
zero %, 7/1/40	Aa3		5,000,000	1,470,650
zero %, 7/1/38	Aa3		5,000,000	1,631,550

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, 5s, 5/1/28	A1		575,000	650,475

San Juan, Unified School Dist. G.O. Bonds, AGM, zero %, 8/1/19	Aa2		1,000,000	897,480

Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser. A, 5s, 12/1/35	A+		150,000	166,002

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6 1/4s, 10/1/40	A-		875,000	993,029

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P		450,000	450,747

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 7/8s, 1/1/29	AA-		1,585,000	1,869,143

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	AA-		4,000,000	4,262,600

Univ. of CA, Ser. AF Rev. bonds, 5s, 5/15/36(T)	AA		9,000,000	10,128,105

				155,834,053
Colorado (1.2%)

CO Hsg. & Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-3, Class III, 5 1/4s, 5/1/33	A2		355,000	357,911

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P		325,000	334,448
(Evangelical Lutheran Good Samaritan Society), 5 5/8s, 6/1/43	A3		600,000	659,202
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3		1,650,000	1,763,222
(Evangelical Lutheran), 5s, 6/1/29	A3		850,000	866,694

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5 1/2s, 11/15/31	A2		950,000	1,068,893

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. C1, NATL, 5 1/2s, 9/1/24	AA-		1,250,000	1,297,388

				6,347,758
Delaware (0.4%)

DE State Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.), 5.4s, 2/1/31	Baa1		1,100,000	1,229,668

DE State Hsg. Auth. Rev. Bonds (Single Family Mtge.), Ser. B, zero %, 1/1/40	A3		4,450,000	883,726

				2,113,394
District of Columbia (1.4%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB+		3,000,000	3,327,000

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/34	A+		1,000,000	1,092,940

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(First Sr. Lien), Ser. A, 5s, 10/1/39	A2		2,000,000	2,129,620
(Metrorail), Ser. A, zero %, 10/1/37	Baa1		3,700,000	1,096,975

				7,646,535
Florida (5.0%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3		3,000,000	3,416,880

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. Q-2, 5s, 10/1/32	A1		1,100,000	1,190,167

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	Baa2		2,500,000	2,501,300

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA		1,000,000	1,153,840

FL State Muni. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 10/1/31	A2		1,700,000	1,842,919

Jacksonville, Port Auth. Rev. Bonds, 5s, 11/1/38	A2		600,000	627,144

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F		340,000	350,941

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2		2,500,000	2,687,075

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/40	Aa3		1,500,000	1,640,940

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2		3,000,000	3,310,680
Ser. A, 5s, 10/1/29	A2		1,000,000	1,107,080
5s, 10/1/28	A2		500,000	557,275

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A3		1,000,000	1,060,200

Orange Cnty., Hlth. Facs. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5s, 8/1/34	A-/F		1,200,000	1,278,672

Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, AGM, 5s, 7/1/25	AA		500,000	580,205

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+		1,000,000	1,059,700

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4 3/4s, 5/1/28	Aa3		1,500,000	1,557,644

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	CCC/P		405,000	406,681

				26,329,343
Georgia (3.7%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5s, 1/1/35	Aa3		1,250,000	1,347,325

Atlanta, Arpt. Passenger Fac. Charge Rev. Bonds
5s, 1/1/34	A1		1,550,000	1,729,645
5s, 1/1/33	A1		1,500,000	1,680,225

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	Aa3		4,500,000	5,367,465

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2		1,350,000	1,457,716

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care), Ser. B, 5 1/4s, 2/15/45	AA-		6,500,000	6,840,015

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3		1,400,000	1,461,656

				19,884,047
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	AA		300,000	338,480

				338,480
Illinois (11.0%)

Chicago, G.O. Bonds, Ser. A
5s, 1/1/36	A+		3,000,000	3,035,790
5s, 1/1/34	A+		1,250,000	1,273,425

Chicago, Motor Fuel Tax Rev. Bonds, 5s, 1/1/29	AA+		500,000	538,450

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2		4,000,000	4,591,400
Ser. C, 5 3/8s, 1/1/39	A2		1,250,000	1,366,025
Ser. C, 5 1/4s, 1/1/28	A2		1,320,000	1,467,615
Ser. C, 5 1/4s, 1/1/27	A2		2,125,000	2,403,630
(Passenger Fac. Charge), Ser. B, 5s, 1/1/24	A2		2,500,000	2,840,425

Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5 1/4s, 12/1/49	AA		3,000,000	3,217,260

Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. A, NATL, zero %, 1/1/24	AA-		1,600,000	1,114,672

Cicero, G.O. Bonds, Ser. A, AGM, 5s, 1/1/21	AA		2,000,000	2,285,300

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-		2,500,000	2,866,675
(IL Rush U. Med. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2		1,425,000	1,592,737
(IL Rush U. Med. Ctr.), Ser. D, 6 5/8s, 11/1/39	A2		1,490,000	1,665,388
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2		3,000,000	3,227,850
(Alexian), Ser. A, AGM, 5 1/4s, 1/1/22	A2		3,775,000	4,137,362

IL State G.O. Bonds
5 1/4s, 2/1/30	A3		1,000,000	1,066,150
5s, 3/1/34	A3		750,000	765,128

IL State Sports Fac. Auth. Rev. Bonds, AGM, 5 1/4s, 6/15/32(FWC)	AA		250,000	271,558

Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3		1,075,000	898,474

Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds (No. 073 Hawthorn), NATL, FGIC
zero %, 12/1/21	AA+		1,805,000	1,484,252
zero %, 12/1/21 (Escrowed to maturity)	AA+		145,000	125,157
zero %, 12/1/20	AA+		1,495,000	1,284,085
zero %, 12/1/20 (Escrowed to maturity)	AA+		155,000	138,485

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/30	AAA		15,000,000	7,150,350

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-		4,150,000	4,840,311

Southern IL U. Rev. Bonds (Hsg. & Auxiliary), Ser. A, NATL
zero %, 4/1/25	AA-		1,870,000	1,165,085
zero %, 4/1/21	AA-		1,880,000	1,440,606

				58,253,645
Indiana (2.2%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5 1/4s, 10/15/21	A3		180,000	212,922

IN State Fin. Auth. Rev. Bonds
(U.S. Steel Corp.), 6s, 12/1/26	BB-		500,000	539,860
(BHI Sr. Living), 5 3/4s, 11/15/41	BBB+/F		1,000,000	1,083,220
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/40	BBB-		1,500,000	1,585,275
(Duke Energy Ind.), Ser. C, 4.95s, 10/1/40	Aa3		4,000,000	4,160,120

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa1		1,375,000	1,514,190
NATL, 5.6s, 11/1/16	AA-		1,550,000	1,678,278

U. Southern IN Rev. Bonds (Student Fee), Ser. J, AGO, 5 3/4s, 10/1/28	AA		1,000,000	1,156,780

				11,930,645
Kentucky (0.6%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3		1,000,000	1,138,920

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3		290,000	304,590

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5s, 7/1/32	A+		1,030,000	1,139,272
5s, 7/1/31	A+		385,000	428,205

				3,010,987
Maryland (0.2%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2		650,000	773,403

MD State Indl. Dev. Fin. Auth. Rev. Bonds (Synagro-Baltimore), Ser. A, 5 1/2s, 12/1/15	BBB+/F		500,000	512,195

				1,285,598
Massachusetts (6.9%)

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+		2,500,000	2,656,575

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB		575,000	679,230
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P		960,369	880,831
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5 3/4s, 7/15/43	Baa3		500,000	538,720
(Loomis Cmntys.), Ser. A, 5 3/4s, 1/1/28	BBB-		1,100,000	1,144,506
(Carleton-Willard Village), 5 5/8s, 12/1/30	A-		750,000	800,453
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P		51,190	37,273
(Berklee College of Music), 5 1/4s, 10/1/41	A2		2,000,000	2,198,500
(Emerson College), Ser. A, 5s, 1/1/40	Baa1		4,000,000	4,198,520
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P		254,614	1,938

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB
(Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+		1,500,000	1,814,235
(Dominion Energy Brayton Point), 5s, 2/1/36 (Prerefunded 8/1/16)	BBB+		1,000,000	1,086,860

MA State Edl. Fin. Auth. Rev. Bonds (Ed. Loan Issue 1), 5s, 1/1/27	AA		800,000	866,104

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+		1,500,000	1,501,035
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P		407,632	41
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2		1,175,000	1,274,428
(Springfield College), 5 5/8s, 10/15/40	Baa1		550,000	598,230
(Care Group), Ser. B-2, NATL, 5 3/8s, 2/1/26	AA-		700,000	773,710
(Northeastern U.), Ser. A, 5s, 10/1/35	A2		3,250,000	3,458,423

MA State Hsg. Fin. Agcy. Rev. Bonds
Ser. C, 5.35s, 12/1/42	Aa3		1,500,000	1,571,610
Ser. SF-169, 4s, 12/1/44	Aa2		1,000,000	1,084,130
Ser. 162, FNMA Coll, FHLMC Coll., 2 3/4s, 12/1/41	Aa2		795,000	812,705

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A		2,855,000	3,059,475

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1		2,500,000	2,805,325
5s, 7/1/41	A1		2,590,000	2,798,366

				36,641,223
Michigan (7.0%)

Detroit, G.O. Bonds, Ser. A-1, AMBAC, 5 1/4s, 4/1/24	Caa3		1,435,000	1,333,589

Detroit, Rev. Bonds, Ser. A, NATL, FGIC, 5s, 7/1/30	AA-		4,505,000	4,504,775

Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6s, 5/1/29	Aa2		1,000,000	1,121,410

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA		1,425,000	1,483,967

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7 1/2s, 7/1/39	Ba1		500,000	539,365

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5 1/4s, 11/1/31	A2		2,445,000	2,720,918

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5s, 7/1/37	Aa3		1,765,000	1,937,458

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5s, 1/1/27	A2		1,900,000	2,059,942

MI State Fin. Auth. Rev. Bonds
(Revolving Fund-Clean Water), 5s, 10/1/31	AAA		1,500,000	1,708,560
(Unemployment Oblig. Assmt.), Ser. B, 5s, 7/1/22	Aaa		1,000,000	1,086,030

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1		2,500,000	2,738,750
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A3		2,000,000	2,181,800
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3		4,500,000	4,537,080
(Sparrow Hosp.), 5s, 11/15/31	A1		1,350,000	1,386,828

MI State Hsg. Dev. Auth. Rev. Bonds (Rental Hsg.), Ser. D, 3.95s, 10/1/37	AA		1,050,000	1,018,898

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Evangelical Homes of MI)
5 1/2s, 6/1/47	BB+/F		675,000	682,209
5 1/4s, 6/1/32	BB+/F		320,000	322,835

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P		1,650,000	2,009,370

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/34	B-		575,000	478,400

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp. Corp.), 5 3/8s, 6/1/26	Baa2		750,000	764,858

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2		2,000,000	2,282,280

				36,899,322
Minnesota (2.1%)

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.06s, 11/15/35	VMIG1		1,300,000	1,300,000

MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4s, 7/1/38	Aa1		890,000	965,178

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P		995,000	1,062,511

St. Cloud, Hlth. Care Rev. Bonds (Centracare Hlth. Syst.), Ser. A, 5 1/8s, 5/1/30	A1		2,550,000	2,832,182

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A2		3,500,000	3,671,955

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-		1,150,000	1,196,851

				11,028,677
Mississippi (1.3%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5 7/8s, 4/1/22	BBB		2,330,000	2,330,884

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3		2,250,000	2,377,958

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	Baa2		2,000,000	2,230,640

				6,939,482
Nebraska (1.1%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A-		3,000,000	3,412,380

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	AA-/F		925,000	985,810

NE Pub. Pwr. Dist. Rev. Bonds
Ser. A, 5s, 1/1/39	A1		750,000	813,637
Ser. C, 5s, 1/1/25	A1		500,000	555,590

				5,767,417
Nevada (7.4%)

Clark Cnty., Ltd. Tax Bond, 5s, 6/1/33(T)	AA		28,290,000	31,343,883

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1		1,565,000	1,725,569

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Summerlin No. 151), 5s, 8/1/25	BB-/P		2,005,000	1,778,054

Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas Corp.), Ser. A, AMBAC, 5 1/4s, 7/1/34	A3		3,000,000	3,002,400

Henderson, G.O. Bonds (Ltd. Tax -Swr.), NATL, FGIC, 5s, 6/1/29 (Prerefunded 12/1/14)	Aa2		1,000,000	1,015,620

Henderson, Local Impt. Dist. Special Assmt. Bonds (No. T-17), 5s, 9/1/25	BB+/P		580,000	586,589

				39,452,115
New Jersey (6.4%)

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-		2,750,000	2,986,748
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1		1,500,000	1,522,920
(Holy Name Hosp.), 5s, 7/1/36	Baa2		5,000,000	5,138,650

NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-		500,000	532,835
5s, 6/15/26	Baa1		500,000	552,945
(Middlesex Wtr. Co., Inc.), Ser. A, 5s, 10/1/23	A		1,000,000	1,150,400

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1		3,900,000	4,264,766
Ser. B, 5.6s, 11/1/34	A1		500,000	552,220

NJ State Edl. Fac. Auth. Rev. Bonds
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F		1,500,000	1,503,615
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/37	Baa2		1,000,000	1,021,540
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa2		500,000	526,220

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. 1A, 5s, 12/1/22	Aa2		2,500,000	2,818,600

NJ State Tpk. Auth. Rev. Bonds, Ser. B, 5s, 1/1/19	A+		750,000	865,650

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.), Ser. A, zero %, 12/15/30	A2		13,000,000	6,059,820

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A, 4 3/4s, 6/1/34	B2		3,000,000	2,235,210

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+		2,300,000	2,464,220

				34,196,359
New Mexico (0.3%)

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5s, 5/15/42	BBB-		1,460,000	1,449,050

				1,449,050
New York (9.5%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P		320,000	331,549

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	AA-		2,000,000	2,184,460
5s, 11/15/29	AA-		3,000,000	3,368,940

NY City, Indl. Dev. Agcy. Special Fac. FRB (American Airlines - JFK Intl. Arpt.), 7 5/8s, 8/1/25	B+/P		2,000,000	2,216,980

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB		700,000	699,958

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. bonds 5s, 6/15/31(T)	AA+		10,000,000	11,286,547

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. GG, 5s, 6/15/43	AA+		2,000,000	2,181,500

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3		1,500,000	1,502,040

NY State Dorm Auth. Rev. Bonds, Ser. A, 5s, 3/15/43	AAA		4,000,000	4,426,960

NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm Fac.), Ser. A, 5s, 7/1/35	Aa2		1,000,000	1,110,700

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1		1,800,000	1,878,516

NY State Dorm. Auth. Ser. C Rev bonds 5s, 3/15/31(T)	AAA		5,000,000	5,653,279

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2		6,000,000	6,018,360

NY State, Dorm. Auth. Rev. Bonds (School Dists. Fin. Program), Ser. H, 5s, 10/1/21	Aa3		650,000	767,982

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term. - 6), NATL, 5.9s, 12/1/17	AA-		6,000,000	6,017,340

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. ), Ser. A-1, 0.05s, 7/1/37	VMIG1		1,000,000	1,000,000

				50,645,111
North Carolina (0.8%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24	A-		1,000,000	1,187,710

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6s, 11/1/33	BBB+/F		805,000	883,922
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P		1,000,000	1,014,850

NC State Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.), Ser. A, 5s, 1/1/30	A2		800,000	895,688

				3,982,170
North Dakota (—%)

ND State Hsg. Fin. Agcy. Rev. Bonds (Hsg. Fin.), Ser. B, 4.8s, 7/1/37	Aa1		15,000	15,068

				15,068
Ohio (7.5%)

American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie State Energy Campus), Ser. A, 5 1/4s, 2/15/43	A1		1,000,000	1,073,390

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B3		2,225,000	1,841,299
Ser. A-2, 5 7/8s, 6/1/30	B3		1,450,000	1,173,760
Ser. A-2, 5 3/4s, 6/1/34	B3		4,325,000	3,437,164

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-		2,500,000	2,533,500

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6s, 7/1/35	BBB-		1,125,000	1,223,685

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P		644,000	77,216

JobsOhio Beverage Syst. Rev. Bonds (Statewide Sr. Lien Liquor Profits), Ser. A, 5s, 1/1/38	AA		2,000,000	2,153,340

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3		3,100,000	3,301,221

OH State Air Quality Dev. Auth. FRB (Columbus Southern Pwr. Co.), Ser. B, 5.8s, 12/1/38	Baa1		2,000,000	2,169,400

OH State Higher Edl. Fac. Comm. Rev. Bonds
(U. Hosp. Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39 (Prerefunded 1/15/15)	A		3,000,000	3,087,930
(Kenyon College), 5s, 7/1/44	A1		5,000,000	5,263,200

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.06s, 1/1/43	VMIG1		4,000,000	4,000,000

OH State Tpk. Comm. Rev. Bonds
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/33	A1		225,000	253,989
(Infrastructure), Ser. A-1, 5 1/4s, 2/15/32	A1		950,000	1,076,141
5s, 2/15/48	A1		1,250,000	1,347,050

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.), 5 1/2s, 2/15/28	A2		4,660,000	5,034,198

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P		625,000	637,356

				39,683,839
Oregon (0.9%)

Keizer, Special Assmt. Bonds (Keizer Station), Ser. A, 5.2s, 6/1/31	A1		2,060,000	2,111,438

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds (Terwilliger Plaza), Ser. A, 5 1/4s, 12/1/26	BBB/F		1,040,000	1,075,495

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1		1,250,000	1,397,213

				4,584,146
Pennsylvania (5.9%)

Allegheny Cnty., G.O. Bonds, Ser. C-69, 5s, 12/1/25	AA-		1,000,000	1,147,080

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/35	Baa2		400,000	412,656
5s, 5/1/32	Baa2		1,350,000	1,396,278

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB-		1,000,000	1,130,970

Cumberland Cnty., Muni. Auth. Rev. Bonds (Presbyterian Homes), Ser. A, 5s, 1/1/17	BBB+/F		830,000	839,885

Delaware River Joint Toll Bridge Comm. Rev. Bonds, Ser. A, 5s, 7/1/21	A2		600,000	696,234

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5s, 1/1/40	A		1,200,000	1,275,156
5s, 1/1/31	A		2,500,000	2,794,000

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5 1/2s, 3/15/38	BBB		725,000	762,729

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2		1,000,000	1,051,240

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-		1,000,000	1,090,620

Northampton Cnty., Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/40	A3		1,250,000	1,311,988

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5s, 11/1/32	A1		1,000,000	1,073,900

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB		500,000	529,295
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-		3,000,000	3,160,620
(Philadelphia U.), 5s, 6/1/30	Baa2		2,250,000	2,322,720
(Philadelphia U.), 5s, 6/1/22	Baa2		860,000	938,604

PA State Pub. School Bldg. Auth. Rev. Bonds (Northampton Co. Area Cmnty. College), 5s, 6/15/32	AA		2,030,000	2,209,938

PA State Tpk. Comm. Rev. Bonds
Ser. A, 5s, 12/1/38	A1		1,000,000	1,098,930
zero %, 12/1/34	A2		1,925,000	1,407,522

PA State, Higher Edl. Facs. Auth. Rev. Bonds (Temple U.), Ser. 1, 5s, 4/1/26	Aa3		750,000	849,150

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A+		1,000,000	1,140,840

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Hosp.-Graduate Hlth. Sys.), Ser. A, 6 1/4s, 7/1/13 (In default)(NON)(DEF)	D/P		1,402,141	14

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	AA		1,225,000	1,313,923

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A
6 1/2s, 1/1/38	Baa3		550,000	596,079
5s, 1/1/27	Baa3		650,000	697,431

				31,247,802
Puerto Rico (0.7%)

Cmnwlth. of PR, G.O. Bonds, Ser. A
5 1/2s, 7/1/39	BB		1,000,000	740,050
5 1/8s, 7/1/37	BB		1,000,000	723,810

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
5 3/8s, 8/1/39	BBB-		1,500,000	1,059,840
AMBAC, zero %, 8/1/47	BBB		8,500,000	963,475

				3,487,175
Rhode Island (—%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/4s, 6/1/42	Ba1		200,000	200,026

				200,026
South Carolina (1.3%)

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-		3,000,000	3,463,080
Ser. A, 5 1/2s, 12/1/54	AA-		3,000,000	3,316,140

				6,779,220
Tennessee (0.7%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1		3,450,000	3,875,144

				3,875,144
Texas (16.3%)

Alliance, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 4.85s, 4/1/21	Baa1		3,250,000	3,366,025

Brazos River Harbor Naval Dist. Env. (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB		400,000	437,208

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB		2,850,000	3,077,202

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2		425,000	448,545

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3		4,000,000	4,332,160

Dallas, Area Rapid Transit Rev. Bonds Sr. Lien, 5s, 12/1/33(T)	AA+		26,000,000	29,227,105

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5 1/4s, 11/1/30	A+		3,000,000	3,343,500

Grand Parkway Trans. Corp. Rev. Bonds (Sub. Tier Toll Syst.), Ser. B, 5s, 4/1/53	AA+		1,400,000	1,494,206

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of Greater Houston), Ser. A, 5s, 6/1/33	Baa3		800,000	850,976

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.08s, 12/1/24	A-1+		3,400,000	3,400,000

Houston, Util. Syst. Rev. Bonds, Ser. A, 5s, 11/15/33	AA		1,500,000	1,670,430

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3		1,750,000	1,848,840

Lower CO River Auth. Rev. Bonds, U.S. Govt. Coll.
5 3/4s, 5/15/37 (Prerefunded 5/15/15)	A1		2,135,000	2,227,894
5 3/4s, 5/15/37 (Prerefunded 5/15/15)	AAA/P		50,000	52,156

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1		1,500,000	1,565,925

New Hope, Cultural Ed. Facs. Fin. Corp. Rev. Bonds (Collegiate Hsg.-College Station I, LLC), AGM, 5s, 4/1/46	AA		2,100,000	2,228,688

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/43	AA+		2,000,000	375,920

North TX, Tollway Auth. Mandatory Put Bonds (1/1/19) (1st Tier), Ser. C, 1.95s, 1/1/38	A2		3,000,000	3,010,080

North TX, Tollway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2		1,300,000	1,476,774
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3		2,000,000	2,221,260
Ser. D, AGO, zero %, 1/1/28	AA		7,800,000	4,497,324

North TX, Tollway Auth. Rev. Bonds (1st Tier), Ser. I, stepped-coupon zero % (6 1/2s, 1/1/15),1/1/43(STP)	A2		4,000,000	4,740,680

Red River, Hlth. Retirement Facs. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P		282,000	104,340
Ser. A, 5.45s, 11/15/38 (In default)(NON)	D/P		814,000	301,180

Sam Rayburn, Muni. Pwr. Agcy. Rev. Bonds, 5s, 10/1/21	BBB+		500,000	587,505

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-		1,100,000	1,118,095

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5s, 12/15/15	A-		3,000,000	3,143,790

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/28	A3		1,500,000	1,615,575

TX State Trans. Comm. Tpk. Syst. Mandatory Put Bonds (2/15/15) (1st Tier), Ser. B, 1 1/4s, 8/15/42	A-		1,000,000	1,003,150

TX State Trans. Comm. Tpk. Syst. Rev. Bonds (1st Tier), Ser. A, 5s, 8/15/41	A-		2,500,000	2,664,875

				86,431,408
Utah (0.9%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. D, 0.06s, 5/15/36	Aa1		3,500,000	3,500,000

Salt Lake City, Hosp. Rev. Bonds, AMBAC, 6 3/4s, 5/15/20 (Escrowed to maturity)	AAA/P		1,500,000	1,504,290

				5,004,290
Virginia (0.5%)

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1		2,100,000	2,463,237

				2,463,237
Washington (1.8%)

Tobacco Settlement Auth. of WA Rev. Bonds, 5 1/4s, 6/1/32	A-		2,125,000	2,241,854

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	2504425	5,000,000	5,746,275

WA State Hlth. Care Fac. Auth. Rev. Bonds (Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa3		1,200,000	1,305,192

				9,293,321
West Virginia (0.8%)

Harrison Cnty., Cmnty. Solid Waste Disp. Rev. Bonds (Allegheny Energy), Ser. D, 5 1/2s, 10/15/37	Baa3		3,450,000	3,524,555

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P		935,000	967,641

				4,492,196
Wisconsin (1.3%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB-		350,000	383,362

WI Dept. of Trans. Rev. Bonds, Ser. 1, 5s, 7/1/31	AA+		1,225,000	1,385,218

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3		2,500,000	2,986,125

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1		1,500,000	1,749,330
(Three Pillars Sr. Living), 5s, 8/15/33	A-/F		430,000	467,745

				6,971,780
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5 3/4s, 7/15/39	A1		2,000,000	2,212,200

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds
Ser. A, 5 1/2s, 1/1/33	A2		950,000	1,054,937
(Pwr. Supply), Ser. A, 5 1/2s, 1/1/28	A2		1,000,000	1,116,400

				4,383,537
TOTAL INVESTMENTS

Total investments (cost $691,581,203)				$748,059,071

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2014 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $530,589,093.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes.
(b)	The aggregate identified cost on a tax basis is $691,356,356, resulting in gross unrealized appreciation and depreciation of $61,355,224 and $4,652,509, respectively, or net unrealized appreciation of $56,702,715.
(DEF)	Security is in default of principal and interest.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $51,581,726 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	24.6%
	Transportation	24.3
	Utilities	22.9
	Local debt	13.1
	Tax bonds	12.6
	Education	11.8
	State debt	11.4

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $93,385,194 were held by the TOB trust and served as collateral for $41,803,467 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $7,528 for these investments based on an average interest rate of 0.07%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$747,972,813	$86,258

Totals by level	$—	$747,972,813	$86,258

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Municipal Opportunities Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014